Defined contribution plans	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined contribution plans

16 Defined contribution plans

The Company contributes to an employment provident fund in respect of its employees in Hong Kong, Malaysia, and a central provision fund run by the Singapore government in respect of its employees in Singapore. The expenses related to these plans were US$730,779 and US$714,855 for the years ended December 31, 2024 and 2023, respectively.

Seamless Group Inc [Member]
Defined contribution plans

16 Defined contribution plans

The Company contributes to an employment provident fund in respect of its employees in Hong Kong, Malaysia, and a central provision fund run by the Singapore government in respect of its employees in Singapore. The expenses related to these plans were US$714,855 and US$611,884 for the years ended December 31, 2023 and 2022, respectively.